SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Other Accounts Payables and Accruals
	December, 31
	2022	2023

Accrued expenses	$1,257	$2,054
Employees payables	883	603
APA payable (see note 1)	-	700
Other	220	564
	$2,360	$3,921